U.S.	SECURITIES AND EXCHANGE COMMISSION
""" Was"	"hington, D.C.  20549 """

FORM	24F-2
Annu	al Notice of Securities Sold
Purs	uant to Rule 24f-2



1	Name and address of issuer:
	Rule 24f-2 Filing for CitiFunds Trust II	I
	125 Broad Street
""""	"New York, NY 10004 """


2	Name of each series or class of securiti	es	for which
	this Form is filed (If the Form is being	f	iled for all
""""	series and classes of securities of the	i	"ssuer, check """
	the box but do not list series of classe	s)	: [ X ]


3	Investment Company Act File Number:
	811-4052
	Securities Act File Number:
	33-39538


4.(a	)  Last day of fiscal year for which this F	or	m is filed:
""""	"August 31, 2004 """

4.(b	)  [   ]  Check box if this Form is being f	il	ed late
""""	"(i.e., more than 90 calendar days after"	t	"he end of the """
	issuer's fiscal year).

4.(c	)  [   ]  Check box if this is the last tim	e	the issuer
	will be filing this form.


5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold	du	ring the fiscal
""""	"year pursuant to section 24(f): $6,264,"	61	"2,254 """


(ii)	Aggregate price of securities redeemed o	r	repurchased
""""	"during the fiscal year: $6,648,372,698"	""""


(iii	)  Aggregate price of securities redeemed o	r	repurchased
	during any prior fiscal year ending no e	ar	lier than
""""	"October 11, 1995 that were not previous"	ly	"used to reduce """
""""	registration fees payable to the commis	si	"on: $1,571,279,712 """


(iv)	Total available redemption credits [add	It	em 5(ii) and
""""	"(iii): $8,219,652,410 """


(v)	Net sales - if Item 5(i) is greater than	I	tem 5(iv)
""""	[subtract Item 5(iv)from Item 5(i)]: -$	"1,"	"955,040,156 """


(vi)	Redemption credits available for use in	fu	ture years
	$(0) -if Item 5(I) is less than Item 5(i	v)	[subtract
""""	"Item 5(iv) from Item 5(i)]: -$(1,955,04"	"0,"	"156) """


(vii	)  Multiplier for determining registration	fe	e by 0.000127


(vii	i) Registration fee due [multiply Item 5(v)	b	y Item 5(vii)
	(enter *0* if no fee is due): *0*

6	Prepaid Shares

	If the response to item 5(i) was determi	ne	d by deducting
	an amount of securities that were regist	er	ed under the
	Securities Act of 1933 pursuant to rule	24	E-2 as in
	effect before [effective date of rescisi	so	n of rule
""""	"24e-2], then report the amount of secur"	it	"ies (number of """
	shares or other units) deducted here: __	__	____. If there
	is a number of shares of other units tha	t	were registered
	pursuant to rule 24e-2 remaining unsold	at	the end of the
	fiscal year for which this form is filed	t	hat are
""""	available for use by the issuer in futu	re	"fiscal years, """
	then state that number here: __________.

7	Interest due - if this Form is being fil	ed	more than 90
	days after the end of the issuer's fisca	l	year: $________


8	Total of the amount of the registration	fe	e due plus any
	interest due [line 5(viii) plus line 7):	*	0*

9	Date the registration fee and any intere	st	payment was
	sent to the Commission's lockbox deposit	or	y: CIK# 000747576

	"Method of Delivery: 			N/A"

	[   ]    Wir	e	"Transfer 			"
	[   ]    Mai	l	"or other means 			"


SIGN	"ATURES 			"
This	report has been signed below by the follow	in	"g persons on 			"
beha	lf of the issuer and in the capacities and	on	"the dates 			"
indi	"cated. 			"

By (	Signature and Title)* _____________________	__	"______________ 			"
""""	"Frances Guggino, Tr"	ea	"surer ""			"

""" Dat"	"e : November 3, 2004 ""			"

*Ple	ase print the name and title of the signing	o	fficer below
the	signature.